Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments

22. Financial instruments

The Company’s financial instruments consist of cash, receivables, other financial assets, bank indebtedness, accounts payable and accrued liabilities, loan payable, interest payable, and long-term debt.

The Company characterizes inputs used in determining fair value using a hierarchy that prioritizes inputs depending on the degree to which they are observable. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●	Level 1: inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Active markets are those in which transactions occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

●	Level 2: inputs, other than quoted prices, that are observable, either directly or indirectly. Level 2 valuations are based on inputs, including quoted forward prices for commodities, market interest rates, and volatility factors, which can be observed or corroborated in the marketplace.

●	Level 3: inputs are less observable, unavoidable or where the observable data does not support the majority of the instruments’ fair value.

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

Fair value

As at December 31, 2021, there were no changes in the levels in comparison to December 31, 2020. The fair values of financial instruments are summarized as follows:

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
	$’000	$’000	$’000	$’000
Financial assets

Amortized cost
Cash	291	291	819	819
Receivables and other receivable ¹	1,065	1,065	3,646	3,646

Fair value through other comprehensive income
Other financial assets (Level 1)	15	15	16	16

Financial liabilities

Amortized cost
Bank indebtedness	6,706	6,706	9,636	9,636
Accounts payable and accrued liabilities	7,067	7,067	4,528	4,528
Loan payable and current portion of long-term debt	517	517	363	363
Long-term debt	15,762	15,762	14,917	14,917

¹	Amounts exclude value added tax (“VAT”) recoverable of $2,868 and $1,939 as December 31, 2021 and 2020.

Other financial assets are measured based on Level 1 inputs of the fair value hierarchy on a recurring basis.

The carrying value of receivables, other receivable, accounts payable and accrued liabilities and bank indebtedness approximate their fair value because of the short-term nature of these instruments. The Company assessed that there were no indicators of impairment for the financial assets.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company places its cash with high quality financial institutions and limits the amount of credit exposure with any one institution. Receivables consist of trade receivables and VAT recoverable and are not considered subject to significant risk, because the amounts are due from a government and a customer who is considered credit worthy.

Market Risk

Market risk is the risk that the fair value or cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk reflects interest rate risk and currency risk.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk with regards to its bank indebtedness which is comprised of lines of credits at variable interest rates. To the extent that changes in the prevailing market interest rates differ from the interest rates on the Company’s monetary liabilities, the Company is exposed to interest rate price risk.

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

Currency Risk

Currency risk is the risk to the Company’s earnings that arises from fluctuations of foreign exchange rates and the degree of volatility of these rates. The Company does not use derivative instruments to reduce its exposure to foreign currency risk.

As at December 31, 2021, the Company had financial assets and liabilities denominated in the following foreign currencies:

	CAD	AR$	USD	Euro	GBP
Cash	$107	$130	54	$-	$-
Other working capital (deficit) items - net	(140)	(5,218)	(8,080)	(207)	19
Non-current financial assets	-	401	-	-	15
Non-current financial liabilities	-	-	(15,762)	-	-

Credit Risk

Credit risk arises from the potential that counterparties will fail to satisfy their obligations as they come due. Credit risk is managed by dealing with parties that the Company believes to be creditworthy and by actively monitoring credit exposure and the financial health of the parties.

The Company currently maintains a substantial portion of its day-to-day operating cash balances at financial institutions. As at December 31, 2021, the Company had total cash balances of $291 (2020 - $819) at financial institutions, where $Nil (2020 - $Nil) is in excess of federally insured limits.

Liquidity Risk

Liquidity risk refers to the risk that the Company will not be able to meet its financial obligations when they become due. The Company’s management is responsible for reviewing liquidity resources to ensure funds are readily available to meet its financial obligations as they come due, as well as ensuring adequate funds exist to support business strategies and operations growth. As at December 31, 2021, the Company had current assets of $6,562 (2020 - $6,149) to settle current liabilities of $14,290 (2020 - $14,527).

The contractual obligations of the Company’s liabilities are as follows:

As of December 31, 2021	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Bank indebtedness	$6,706	$6,706	-	-	-
Accounts payable and accrued liabilities	6,859	6,859	-	-	-
Accounts payable with related parties	208	208	-	-	-
Loan payable and current portion of long-term debt	517	517	-	-	-
Long-term debt	255	-	255	-	-
Long-term debt with related parties	15,507	-	15,507	-	-
Reclamation and remediation obligations	6,188	-	5,142	-	1,046
Other long-term payables	8	-	8	-	-
Total	$36,248	$14,290	$20,912	-	$1,046

Concentration risk

The Company has concentrations of credit risk with respect to its trade receivables, the majority of which are concentrated internationally amongst a small number of customers. As at December 31, 2021 and 2020, the Company had two (2) customers that make up the entire balance of the trade receivables. The Company controls credit risk through monitoring procedures, and by performing credit evaluations of its customers, but generally does not require collateral to secure accounts receivable.